Other Receivables and Prepayment (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Current
Advances to suppliers		$ 447,061	$ 339,701
VAT recoverable	[1]	945,199	1,681,495
Advances to business partners	[2]	1,165,637
Others		279,248	385,175
Other receivables, Gross		2,837,145	2,406,371
Less: allowance for doubtful accounts		(88,145)	(29,626)
Other receivables, net		2,749,000	2,376,745
Non-current
Deposit for car		77,434
Others		58,282
Loan to employees		14,570
Other receivables and prepayment		$ 150,286

[1]	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future. During the years ended December 31, 2018 and 2017, the Group purchased a large amount of Wi-Fi equipment for deployments, which generated related input VAT approved by the relevant tax authority.
[2]	The advances to two business partners are unsecured, interest-free and repayable in June 2019.